Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		6 Months Ended		24 Months Ended	36 Months Ended	60 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxation [Line Items]
Profits tax rate (in Dollars)		$ (64)	$ 51
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Reduction income tax rate		15.00%
Taxable income (in Yuan Renminbi)		$ 780	$ 890
Valuation allowances		49,320					$ 49,376
Deferred tax assets, net operating loss carryforwards		13,164					11,961
Valuation allowances		$ 15,179					13,803	$ 13,840
Tax Jurisdiction of Domicile [Extensible Enumeration]		PRC	PRC
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate (in Dollars)	$ 2
Assessable profit percentage	8.25%
PRC [Member]
Taxation [Line Items]
Preferential tax rate				5.00%	5.00%
Taxable income (in Yuan Renminbi) | ¥				¥ 1
Net operating loss carryforwards		$ 82,838					$ 87,396
PRC [Member] | Forecast [Member]
Taxation [Line Items]
Preferential tax rate						5.00%
Taxable income (in Yuan Renminbi) | ¥						¥ 3
PRC [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥					¥ 1
PRC [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥					¥ 3